Outstanding Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of the Notes by Maturity Dates

The following tables provide a summary of the various notes issued at September 30, 2019 and December 31, 2018:

(in millions)	Conversion price	Current interest rate	Principal
Long term convertible notes payable
8.0% July 2019 Notes	$1,500	8%	$2.0

(in millions)	Interest rate	Conversion price	Principal	Unamortized discount	Carrying value
December 4, 2018	8.0%	$1,225	$1.7	$—	$1.7
March 1, 2019	8.0%	$1,225	0.6	(0.5)	0.1
March 21, 2019	8.0%	$1,225	0.4	(0.2)	0.2
December 4, 2019	8.0%	$1,225	0.9	(0.9)	—
March 1, 2020	8.0%	$1,225	0.8	(0.8)	—
March 21, 2020	8.0%	$1,225	0.1	(0.1)	—

Balance at December 31, 2018			$4.5	$(2.5)	$2.0

The following table provides a summary of the Notes by their maturity dates (absent provisions of default):

(in millions)	Interest rate	Conversion price	Principal	Unamortized Discount	Carrying value
December 4, 2018	8.0%	$1,225	$1.7	$—	$1.7
March 1, 2019	8.0%	1,225	0.6	(0.5)	0.1
March 21, 2019	8.0%	1,225	0.4	(0.2)	0.2
December 4, 2019	8.0%	1,225	0.9	(0.9)	—
March 1, 2020	8.0%	1,225	0.8	(0.8)	—
March 21, 2020	8.0%	1,225	0.1	(0.1)	—

Total Convertible Notes Payable, net			$4.5	$(2.5)	$2.0